Benefit Plans Benefit Plans - Accumulated Benefit Obligation In Excess of Plan Assets (Details) - Pension Benefits - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 546.4	$ 578.0
Accumulated benefit obligation	546.1	577.6
Fair value of plan assets	$ 347.9	$ 364.2